Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table)

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2020 and 2019 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Favorable lease terms charter-out	$—	$(1,319)	$—	$(2,639)
Total	$—	$(1,319)	$—	$(2,639)